Risk Management Policy - Schedule of Internal Rating Model to Classify Individually Significant Loans to Customers in Different Risk Categories (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Carrying Amount	₸ 7,997,909	₸ 6,553,522
Investment Debt Securities
Disclosure of internal credit grades [line items]
Carrying Amount	1,489,205	1,376,728
Investment Debt Securities | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	36,415	33,681
Investment Debt Securities | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	1,373,391	1,335,500
Investment Debt Securities | Non-Investment grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount	4,957	4,037
Investment Debt Securities | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	74,442	3,510
Investment Debt Securities | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	1,485,377	1,373,218
Investment Debt Securities | Stage 1 - 12-month ECL | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	36,415	33,681
Investment Debt Securities | Stage 1 - 12-month ECL | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	1,373,391	1,335,500
Investment Debt Securities | Stage 1 - 12-month ECL | Non-Investment grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount	4,957	4,037
Investment Debt Securities | Stage 1 - 12-month ECL | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	70,614
Investment Debt Securities | Stage 2 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	567	2,322
Investment Debt Securities | Stage 2 - Lifetime ECL | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	567	2,322
Investment Debt Securities | Stage 3 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	3,261	1,188
Investment Debt Securities | Stage 3 - Lifetime ECL | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	3,261	1,188
Loans to Customers | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	6,042,443	4,478,489	₸ 3,369,512
Loans to Customers | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	23,136	10,504	4,754
Loans to Customers | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	5,447,804	4,048,478	3,058,897
Loans to Customers | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	86,251	55,804	40,934
Loans to Customers | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	485,252	363,703	₸ 264,927
Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	37,908	30,683
Due from Banks | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	123
Due from Banks | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	37,915	30,689
Due from Banks | Gross Carrying | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	36,464	29,652
Due from Banks | Gross Carrying | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	1,328	1,031
Due from Banks | Gross Carrying | Investment Grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount		6
Due from Banks | Gross Carrying | Investment grade (Not rated)
Disclosure of internal credit grades [line items]
Carrying Amount	123
Due from Banks | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(7)	(6)
Due from Banks | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	37,908	30,683
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	37,915	30,689
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	36,464	29,652
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	1,328	1,031
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Investment Grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount		6
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Investment grade (Not rated)
Disclosure of internal credit grades [line items]
Carrying Amount	123
Due from Banks | Stage 1 - 12-month ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(7)	(6)
Internal Rating Model | Loans to Customers
Disclosure of internal credit grades [line items]
Carrying Amount	5,746,600	4,235,957
Internal Rating Model | Loans to Customers | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	6,042,443	4,478,489
Internal Rating Model | Loans to Customers | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	295,843	(242,532)
Internal Rating Model | Loans to Customers | POCI
Disclosure of internal credit grades [line items]
Carrying Amount	20,951	10,243
Internal Rating Model | Loans to Customers | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	23,136	10,504
Internal Rating Model | Loans to Customers | POCI | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(2,185)	(261)
Internal Rating Model | Loans to Customers | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grades: Low to Fair Risk
Disclosure of internal credit grades [line items]
Carrying Amount	5,120	5,669
Internal Rating Model | Loans to Customers | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grade: Impaired
Disclosure of internal credit grades [line items]
Carrying Amount	5,260	6,718
Internal Rating Model | Loans to Customers | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	6,032,063	4,466,102
Internal Rating Model | Loans to Customers | Loans to Customers that are Collectively Assessed for Impairment | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	23,136	10,504
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	5,370,283	3,988,539
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	5,447,804	4,048,478
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(77,521)	(59,939)
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grades: Low to Fair Risk
Disclosure of internal credit grades [line items]
Carrying Amount	5,120	5,669
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	5,442,684	4,042,809
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	63,873	39,514
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	86,251	55,804
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(22,378)	(16,290)
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	86,251	55,804
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	291,493	197,661
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	485,252	363,703
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(193,759)	(166,042)
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grade: Impaired
Disclosure of internal credit grades [line items]
Carrying Amount	5,260	6,718
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	₸ 479,992	₸ 356,985